Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plan
Employer matching contribution on 3% participating employees' contributions	100.00%
Percentage of employees' gross pay for which the employer contributes a 100% matching contribution to a defined contribution plan.	3.00%
Employer matching contribution on 2% participating employees' contributions	50.00%
Percentage of participating employees' contributions for 50% employer matching contribution	2.00%
Employer matching contribution	$ 2.0	$ 2.1	$ 1.8